Tax matters - Statutory tax rate (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Tax matters
Accounting profit before income tax	$ (174,644)	$ 37,052	$ 160,667
Statutory tax rate	25.00%	27.00%	31.00%
Tax expense at weighted statutory national tax rate of 32% (2023: 31% and 2022: 26%)	$ (41,609)	$ 9,988	$ 50,557
(Non-taxable income)/ non-deductible expense	3,173	(2,478)	1,429
Change in tax rates		(48)	(555)
U.S. state taxes	(28)	(52)	(121)
Adjustments in respect of prior periods	668	(3,946)	(799)
Write down of deferred tax assets	7,292
Unrecognized temporary differences	11,667	2,903	(2,992)
Elimination of effect of interest in partnerships	(7)	27	(1,356)
Unrecognized loss carryforwards	18,135	9,523	12,434
Other taxes	4,445
Other items	(1,268)	335	(1,057)
Income tax expense	$ 2,468	$ 16,252	$ 57,540